Income Taxes (Schedule Of Reasons Attributable To The Differences Between Effective Income Tax Rate And Federal Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S. federal statutory rate	35.00%	35.00%	35.00%
Foreign rate differences	(12.50%)	(10.00%)	(8.60%)
Dividend repatriation cost	6.50%	3.50%	2.50%
Reversal of tax reserves no longer required		(1.40%)
Other	0.10%	0.30%	0.20%
Effective tax rate	29.10%	27.40%	29.10%